UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   Form 13F-HR

                               Form 13F COVER PAGE

Report for the Calendar Year of Quarter Ended: June 30, 2008
                                               -------------

Check here if Amendment [ ]; Amendment Number:
                                               -------------
      This Amendment (Check only one.): [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:         Ridgecrest Investment Management, LLC
Address:      220 East 42nd Street, 29th Floor
              New York, NY 10017

Form 13F File Number: 28-04503

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Todd McElroy
Title:   Chief Financial Officer
Phone:   (212) 476-5517

Signature, Place, and Date of Signing:
/s/ Todd McElroy                New York, New York            August 15, 2008
----------------                ------------------            ---------------
  [Signature]                      [City, State]                   [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                           0
                                                 -------------

Form 13F Information Table Entry Total:                     82
                                                 -------------

Form 13F Information Table Value Total:          $   2,953,800
                                                 -------------
                                                  (thousands)

List of Other Included Managers:

None

COLUMN 1                        COLUMN 2        COLUMN 3   COLUMN 4       COLUMN 5        COLUMN 6    COLUMN 7        COLUMN 8
--------                        --------        --------   --------       --------        --------    --------        --------
NAME OF ISSUER                  TITLE OF CLASS  CUSIP       MARKET    SHARES/  SH/  PUT/  INVESTMENT    OTHER     VOTING AUTHORITY
                                                            VALUE       PRN    PRN  CALL  DISCRETION  MANAGERS   SOLE   SHARED NONE
                                                            * 1000    AMOUNT   AMT
ABB LIMITED - ADR               ADR             000375204      28.32    72,000            Sole                   72,000
AECOM TECHNOLOGY CORP           COM             00766T100      32.53    41,000            Sole                   41,000
AGRIUM INC                      COM             008916108     107.54     6,000            Sole                    6,000
ALCOA INC                       COM             13817101       35.62    30,000            Sole                   30,000
ALKERMES INC                    COM             01642T108      12.36    40,000            Sole                   40,000
ANADARKO PETROLEUM CORP         COM             032511107      74.84    35,000            Sole                   35,000
ANHEUSER-BUSCH COS INC          COM             035229103      62.12    10,000            Sole                   10,000
APPLERA CORP APPLIED BIOSYS     COM AP BIO GRP  038020103      33.33    50,000            Sole                   50,000
ARCH COAL INC                   COM             039380100      75.03    27,000            Sole                   27,000
ATLAS AMERICA INC               COM             049167109      45.05    10,000            Sole                   10,000
ATLAS ENERGY RESOURCES LLC      COM             049303100      38.15    18,000            Sole                   18,000
CABOT OIL & GAS CORP  -CL A     COM             127097103      67.73    35,000            Sole                   35,000
CAMERON INTL CORP               COM             13342B105      55.35     7,000            Sole                    7,000
CAPSTONE TURBINE CORP           COM             14067D102       4.19   140,000            Sole                  140,000
CIGNA CORP                      COM             125509109      35.39    20,000            Sole                   20,000
COGENT COMMUNICATIONS GROUP     COM NEW         19239V302       13.4    40,000            Sole                   40,000
COMMERCIAL METALS               COM             201723103       37.7    35,000            Sole                   35,000
CONTINENTAL RESOURCES INC/OK    COM             212015101      69.32    20,000            Sole                   20,000
COVANTA HLDG CORP               COM             22282E102      26.69    96,000            Sole                   96,000
CVS CORP                        COM             126650100      39.57    60,000            Sole                   60,000
DEVON ENERGY CORPORATION        COM             25179M103     120.16     7,500            Sole                    7,500
EMC CORP/MA                     COM             268648102      14.69    50,000            Sole                   50,000
ENERGYSOLUTIONS INC             DEPOSITARY SH   292756202      22.35    40,000            Sole                   40,000
EXIDE TECHNOLOGIES              COM NEW         302051206      16.76    73,600            Sole                   73,600
FIDELITY NATIONAL FINL INC      COM             31620R105       12.6    20,000            Sole                   20,000
FLOTEK INDUSTRIES INC           COM             343389102      20.62    48,000            Sole                   48,000
FMC CORP                        COM NEW         302491303      77.44    30,000            Sole                   30,000
FOREST OIL CORP                 COM PAR $0.01   346091705       74.5     5,000            Sole                    5,000
FORTUNE BRANDS INC              COM             349631101       69.5     4,000            Sole                    4,000
GEN-PROBE INC                   COM             36866T103      47.51    15,000            Sole                   15,000
GOLAR LNG LTD                   SHS             G9456A100      15.49    20,000            Sole                   20,000
GRANITE CONSTRUCTION INC        COM             387328107      31.53     2,000            Sole                    2,000
GREAT LAKES DREDGE & DOCK CO    COM             390607109       6.11   210,000            Sole                  210,000
HURON CONSULTING GROUP INC      COM             447462102      45.34    25,000            Sole                   25,000
INVITROGEN CORP                 COM             46185R100      39.26    15,000            Sole                   15,000
JACK IN THE BOX INC             COM             466367109      22.41    60,000            Sole                   60,000
JB HUNT TRANSPRT SVCS INC       COM             445658107      33.28    15,000            Sole                   15,000
KENNAMETAL INC                  COM             489170100      32.55    50,000            Sole                   50,000
KHD HUMBOLDT WEDAG INTL         COM             482462108      31.53    75,000            Sole                   75,000
LANDSTAR SYSTEM INC             COM             515098101      55.22     5,000            Sole                    5,000
LAZARD LTD- CL. A               SHS A           G54050102      34.15    35,000            Sole                   35,000
MARVELL TECHNOLOGY GRP LTD      ORD             G5876H105      17.66    50,000            Sole                   50,000
MCDERMOTT INTL INC              COM             580037109      61.89    35,000            Sole                   35,000
MCKESSON HBOC INC               COM             58155Q103      55.91    27,500            Sole                   27,500
MYLAN LABORATORIES              COM             628530107      12.07    65,000            Sole                   65,000
NALCO HOLDING CO                COM             62985Q101      21.15    15,000            Sole                   15,000
NAVIOS MARITIME HLDGS INC       COM             Y62196103       9.69    65,000            Sole                   65,000
NCI BUILDING SYSTEMS INC        COM             628852105      36.73     2,500            Sole                    2,500
NOBLE CORP                      SHS             G65422100      64.96     6,000            Sole                    6,000
ORION MARINE GROUP              COM             68628V308      14.13   101,100            Sole                  101,100
OTTER TAIL CORP                 COM             689648103      38.83    12,000            Sole                   12,000
PAR PHARMACEUTICAL COS INC      COM             69888P106      16.23    30,000            Sole                   30,000
PLAINS EXPLORATION & PRODUCT    COM             726505100      72.97    23,000            Sole                   23,000
QIAGEN NV                       ORD             N72482107      20.13    35,000            Sole                   35,000
QUANTA SERVICES INC             COM             74762E102      33.27    62,000            Sole                   62,000
RBC BEARINGS INC                COM             75524B104      33.32    41,000            Sole                   41,000
ROCKWOOD HOLDINGS INC           COM             774415103       34.8    30,000            Sole                   30,000
SANDERSON FARMS INC             COM             800013104      34.52    10,000            Sole                   10,000
SCHNITZER STEEL INDUSTRIES      CL A            806882106       86.4     5,000            Sole                    5,000
SERVICE CORP INTL               COM             817565104       9.86    90,000            Sole                   90,000
SLM CORP                        COM             78442P106      19.35    60,000            Sole                   60,000
SMART BALANCE INC               COM             83169Y108       7.21    65,000            Sole                   65,000
SMITHFIELD FOODS INC            COM             832248108      19.88    20,000            Sole                   20,000
SPX CORP                        COM             784635104     131.73     6,000            Sole                    6,000
STANTEC INC                     COM             85472N109      25.79    10,000            Sole                   10,000
STERLING CONSTRUCTION CO        COM             859241101      19.86    11,100            Sole                   11,100
SWITCH AND DATA INC             COM             871043105      16.99    45,000            Sole                   45,000
SYNGENTA AG                     ADR             87160A100       64.7    10,000            Sole                   10,000
TETRA TECH INC                  COM             88162F105      22.62    28,500            Sole                   28,500
THERMO FISHER SCIENTIFIC        COM             883556102      55.73    40,000            Sole                   40,000
THOMAS & BETTS CORP             COM             884315102      37.85    15,000            Sole                   15,000
TRINITY INDUSTRIES              COM             896522109      34.69    59,000            Sole                   59,000
ULTRAPETROL LTD                 COM             P94398107      12.61   101,000            Sole                  101,000
URS CORP                        COM             903236107      41.97    13,000            Sole                   13,000
VARIAN MEDICAL SYTEMS INC       COM             92220P105      51.85    32,500            Sole                   32,500
WABASH NATIONAL CORP            COM             929566107       7.56    18,000            Sole                   18,000
WABCO HLDGS INC                 COM             92927K102      46.46     8,000            Sole                    8,000
WALTER INDUSTRIES INC           COM             93317Q105     108.77     5,500            Sole                    5,500
WATSCO INC                      COM             942622200      42.94     5,000            Sole                    5,000
WR GRACE & CO                   COM             38388F108      23.49    50,000            Sole                   50,000
YINGLI GREEN ENERGY HLDG ADR    ADR             98584B103      15.92    15,000            Sole                   15,000
ZEP INC                         COM             98944B108      14.88    34,000            Sole                   34,000

                                                                     2,953,800